B5 Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
B5 Inventories

B5 Inventories

Inventories

	2018	2017 1)
Raw materials, components, consumables and manufacturing work in progress	7,484	4,015
Finished products and goods for resale	9,667	9,273
Contract work in progress	12,104	12,259

Inventories, net	29,255	25,547

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

The amount of inventories, excluding contract work in progress, recognized as expense and included in Cost of sales was SEK 55,632 (58,901) million.

Contract work in progress consists of costs incurred to date on standard and customised solutions where the performance obligations are yet to be fully delivered. These costs will be recognised as cost of sales when the related revenue is recognised in the Income statement.

Reported amounts are net of obsolescence allowances of SEK 2,611 (2,425) million.

Movements in obsolescence allowances

	2018	2017	2016
Opening balance	2,425	2,412	2,555
Additions, net	1,079	1,319	725
Utilization	–987	–1,210	–981
Translation differences	94	–91	113
Balances regarding acquired/divested businesses	—	–5	—

Closing balance	2,611	2,425	2,412